Premises And Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2013
Premises And Equipment, Net [Abstract]
Summary Of The Carrying Value Of Banking Premises And Equipment

	2013	2012
	(Dollars in thousands)
Land	$11,029	$9,337
Building and improvements	73,199	63,684
Furniture, fixtures and equipment	43,268	41,304
	127,496	114,325
Less accumulated depreciation	57,384	56,559
	$70,112	$57,766

Schedule Of Future Minimum Rental Commitments

2014	$978
2015	798
2016	714
2017	683
2018	690
Thereafter	4,407
$8,270